MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 37,571
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(398)
Investments with continuous unrealized losses for 12 months or greater, Fair value	1,496
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(10)
Total investments with continuous unrealized losses, Fair value	39,067
Total investments with continuous unrealized losses, unrealized losses	(408)
Interest receivable	1,511	1,490
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	19,590
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(189)
Investments with continuous unrealized losses for 12 months or greater, Fair value
Investments with continuous unrealized losses for 12 months or greater, unrealized losses
Total investments with continuous unrealized losses, Fair value	19,590
Total investments with continuous unrealized losses, unrealized losses	(189)
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	17,981
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(209)
Investments with continuous unrealized losses for 12 months or greater, Fair value	1,496
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(10)
Total investments with continuous unrealized losses, Fair value	19,477
Total investments with continuous unrealized losses, unrealized losses	$ (219)